UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21836
                                    ---------
                    Giant 5 Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
   3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

   BISYS Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                 (Name and address of agent for service)
Registrant's telephone number, including area code: 800-788-5680
                                                   -------------

Date of fiscal year end:  March 31
                        ----------

Date of reporting period:  September 30, 2006
                         -----------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                   GIANT 5 FUNDS
                                                             INDEPENDENCE SHARES

                                                              SEMI-ANNUAL REPORT
                                                              September 30, 2006

GIANT 5 TOTAL INVESTMENT SYSTEM (FIVEX)
25 UNDERLYING MUTUAL FUNDS
GIANT 5 TOTAL INDEX SYSTEM (INDEX)
25 UNDERLYING INDEX FUNDS AND ETFs

                                                   INVESTING IN LIFE's
                                                               ESSENTIALS(TM)

                                                      [GRAPHIC OF GIANT 5 FUNDS]

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                                              SEMI-ANNUAL REPORT
                                                              September 30, 2006

TABLE OF CONTENTS

GIANT 5 FUNDS TOTAL INVESTMENT SYSTEM
GIANT 5 FUNDS TOTAL INDEX SYSTEM
   President's Letter ......................................................     1
   Schedules of Portfolio Investments ......................................     2
   Financial Statements ....................................................     4
   Notes to Financial Statements ...........................................    10
   Supplemental Information ................................................    13

STATEMENT REGARDING AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Securities and Exchange Commission's website at http://www.sec.gov. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available at the SEC's website at http://www.sec.gov.

STATEMENT REGARDING AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE.

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

--------------------------------------------------------------------------------

[PHOTO OF MICHAEL G. WILLIS]

--------------------------------------------------------------------------------
Equity securities are more volatile and carry more risk than other forms of investment, including investments in high grade fixed income securities. Fixed income securities are subject to interest rate risks. Investments concentrated in one economic sector, such as, Energy, Raw Materials and Real Estate, experience greater volatility than more broadly based investments. International investing is subject to greater volatility due to such factors as changes in currency rates, foreign taxation, differences in auditing and other financial standards, and political and economic instability.

The Fund will generally invest in the Five Essential Themes in substantially equal 20% portions over time. However, asset allocation may vary based on availability and rebalancing criteria. An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Asset allocation does not guarantee a profit nor protect against a loss.
--------------------------------------------------------------------------------

                                                                October 31, 2006

DEAR SHAREHOLDERS,

Already 2006 has been an exciting year for investors, the industry and for Giant 5 Funds. Investors with a long-term focus have again been rewarded with positive returns across most of the broad indexes(+). We specify "long-term focus" because if you were watching your investments daily or you were short-term trading, the year may already have been exhausting and disappointing for you.

The mutual fund industry continues to grow at a rapid pace. There are now over 23,000 mutual funds to choose from--over four times the number of stocks traded on the NYSE!* In response to this growing complexity, we introduced an independent, one-step investment process that we believe could provide our shareholders unbiased access to the mutual fund world. Our global investment strategy is unique** in the Five Essential Themes designed to help you invest where we believe the world is spending its money: Real Estate, Raw Materials, Capital Markets, Bonds, and Energy.

On May 1, 2006, the Giant 5 Funds completed their registration process with the SEC and went public. We received our ticker symbols from the NASDAQ a few weeks later: FIVEX and INDEX. That same month, the Wall Street Journal showcased our Funds in an article focused on mutual funds with a conscience.

As a shareholder brand new to our investment philosophy, you may be wondering, "So, what do I own and how is it working?" We want you to be clear on these answers. You are invested in an asset allocation system which is designed to provide you with the potential to perform in all market conditions. Simply said, No guessing, No gambling, you just own the essentials, equally, all the time.
We believe the Funds have been doing exactly what they were designed to do.
We will also make available to you the fact sheets of our underlying funds, which you can find at www.Giant5.com.

MARKET OVERVIEW

What about the current market? There has been a lot of attention given in the financial media to the new highs being set by the Dow Jones Industrial average. This is certainly great news for our Funds since Capital Markets is one of the Five Essential Themes. However, we should not be caught up in the frenzy that often surrounds the latest "hot dot" (best performing stock, fund, or sector). It is all too easy to say, "The Dow is running, shouldn't I own more of it?" Although tempting, this line of thinking leads to short-term trading and could quickly sidetrack you from your long-term investment goals. "I want to own the winners and sell the losers" sounds innocent enough. The problem is that today's financial news reports the winners and losers of YESTERDAY. There is no guaranteed way to know the winners of TOMORROW. If you simply buy the winners of yesterday and sell the losers of yesterday, by definition you have just "bought high and sold low"--the exact opposite of what most investors set out to do.

We believe guessing the winners of tomorrow has created a huge infrastructure that feeds off of investors who, at the mercy of fear and greed, sell when times look bad and buy when times look good. We feel that many industries have a stake in seeing you focus on the short-term instead of the long-term. Unfortunately, it is very similar to the gold rush of the 19th century, which saw the suppliers (picks, pans, maps, hotels, etc.) making much more money than the actual miners.

For the record, the DOW is not the hot dot of 2006 to this point. Real Estate is poised to take that honor for the second year in a row, though you would not know it from the financial media(+). International markets have also posted very strong returns for the year so far, and will remain a very important component of our Funds during the next decade. Bonds continue to do what bonds do, providing the portfolio with stability and constancy. Perhaps the biggest surprise of the year has been the sharp pull back in Energy and Raw Materials prices. By design, we are buying these themes and will continue to buy them if they fall further. That is because we believe the Five Essential Themes are the foundational building blocks of the global investment world and should be held at all times. Whenever one of the Essential Themes goes "down in value," we will be buying. Remember, we invest where you spend--and we believe the world will continue to consume Energy and Raw Materials at unprecedented levels.

--------------------------------------------------------------------------------
                         BROAD MARKET INDEX PERFORMANCE
                                 FOR THE PERIOD
                    JANUARY 1, 2006 TO SEPTEMBER 30, 2006(+)
--------------------------------------------------------------------------------

S&P 500 Index ..................................................           7.01%
--------------------------------------------------------------------------------
Dow Jones Industrial ...........................................           8.97%
--------------------------------------------------------------------------------
Dow Jones Wilshire REIT ........................................          24.93%
--------------------------------------------------------------------------------
NASDAQ Composite Index .........................................           2.41%
--------------------------------------------------------------------------------
MSCI EAFE Index ................................................          12.21%
--------------------------------------------------------------------------------
Lehman Brothers Bond Index .....................................           3.10%
--------------------------------------------------------------------------------

                                                     Source: Wall Street Journal

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Broad Market Indices are unmanaged and investors cannot invest directly in an index.

The above performance does not represent the performance of the Giant 5 Funds.

As of September 30, 2006 the Giant 5 Funds performance was too new to report. To obtain performance information current to the most recent month end, please contact us at 1-800-788-5680.

Ultimately, our job is to bring you confidence that your investments are being handled wisely. It is our hope that this confidence gives you the freedom to do what you were born to do. If we can help free you from some of the financial clutter in your life, then you will have more time to focus on your life. Although money is important, time is truly the greatest investment of all. Invest this asset wisely in your life and in the lives around you and you will have achieved a far greater goal than money can bring you. Thank you for the privilege of managing your portfolio.

Sincerely,

Michael G. Willis
President

--------------------------------------------------------------------------------
* As of December 31, 2005 the New York Stock Exchanged ("NYSE") listed 2,672 issuers; Source WWW.NYSE. com.
** Giant 5 Funds is the only mutual fund company to offer its shareholder an asset allocation based on owning the five essentials themes equally.

                                           GIANT 5 FUNDS TOTAL INVESTMENT SYSTEM
SCHEDULE OF PORTFOLIO INVESTMENTS                 September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INVESTMENT COMPANIES (96.7%)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        SHARES          VALUE ($)
--------------------                                                        ------         -----------
Advisors Series Trust, Chase Growth Fund .................................   14,486           $280,444
Blackrock All-Cap Global Resources Fund ..................................  128,866          1,784,794
Columbia Mid Cap Value Fund, Class Z .....................................   18,078            256,162
Delaware American Services Fund, Class I* ................................   58,448          1,019,327
E.I.I. International Property Fund, Class I ..............................    5,476            109,803
Fidelity Select Industrial Materials Portfolio ...........................   46,817          2,147,492
Franklin Mutual European Fund, Class Z ...................................   35,715            868,598
ICON Materials Fund ......................................................  164,993          1,925,473
Ivy European Opportunity Fund, Class Y ...................................    2,973            101,754
Ivy Global Natural Resources Fund, Class Y ...............................   21,374            641,235
John Hancock Classic Value Fund, Class I .................................    1,984             54,385
JPMorgan Small Cap Equity Fund, Class S ..................................   36,618          1,132,238
Loomis Sayles Fixed Income Fund, Class I .................................  222,552          3,091,245
Morgan Stanley Institutional Fund Inc.,
   International Real Estate Portfolio, Class A ..........................   80,975          2,465,694
Morgan Stanley Institutional Fund Inc., U.S. Real
   Estate Portfolio, Class A .............................................   89,602          2,538,420
Oakmark Select Fund, Class I .............................................    8,601            296,560
Oppenheimer International Bond Fund, Class Y .............................  160,768            932,456
Pacific Capital Small Cap Fund, Class Y ..................................    5,450            101,526
Schwab U.S. Treasury Money Market Fund ...................................    3,650              3,650
T. Rowe Price Latin America Fund .........................................    3,225            101,258
The Muhlenkamp Fund ......................................................    3,384            273,133
U.S. Global Investors Accolade Funds, Eastern European Fund ..............    3,819            164,753
Vanguard Energy Fund, Admiral Shares .....................................   18,721          2,123,869
Vanguard Short-Term Investment Grade Fund, Admiral Shares ................   53,349            562,833
Wells Fargo Advantage Asia Pacific Fund ..................................   29,474            370,484
TOTAL INVESTMENT COMPANIES
   (COST $23,848,469) ....................................................                  23,347,586
                                                                                           -----------

Other Assets in Excess of Liabilities - 3.3% .............................                     786,485
                                                                                           -----------
NET ASSETS - 100.0% ......................................................                 $24,134,071
                                                                                           ===========

--------------------------------------------------------------------------------
Percentages indicated are based on net assets.
*   Non-income producing security.
(a) Represents cost for financial reporting and for federal income tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized Appreciation ................................................      $595,130
Unrealized Depreciation ................................................    (1,096,013)
                                                                            ----------
Net Unrealized Depreciation ............................................     ($500,883)
                                                                            ==========

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

                                               GIANT 5 FUNDS TOTAL INDEX SYSTEM
SCHEDULE OF PORTFOLIO INVESTMENTS                 September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 EXCHANGE TRADED FUNDS (64.5%)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        SHARES          VALUE ($)
--------------------                                                        ------         -----------
Energy Select Sector SPDR Fund ...........................................   10,100           $540,350
iShares Cohen & Steers Realty Majors Index Fund                              17,783          1,632,448
iShares Dow Jones U.S. Basic Materials Sector Index Fund .................   59,672          3,182,889
iShares MSCI EAFE Index Fund .............................................    1,739            117,817
iShares MSCI EMU Index Fund ..............................................    1,760            165,862
iShares Russell 1000 Value Index Fund ....................................    4,695            361,891
iShares Russell 2000 Value Index Fund ....................................    3,338            246,011
iShares Russell Midcap Growth Index Fund .................................    4,465            431,006
iShares Russell Midcap Value Index Fund ..................................    3,357            456,988
iShares S&P Europe 350 Index Fund ........................................    6,660            643,423
iShares S&P Global Energy Sector Index Fund ..............................   24,595          2,523,939
Powershares FTSE RAFI U.S. 1000 Portfolio ................................    6,240            338,832
Power shares Value Line Timeliness Select Portfolio* .....................   20,000            297,600
StreetTRACKS Wilshire REIT ETF Fund ......................................   17,083          1,403,395
Vanguard Materials ETF ...................................................    3,960            252,806
TOTAL EXCHANGE TRADED FUNDS (COST $12,867,831)                                              12,595,257

--------------------------------------------------------------------------------
 INVESTMENT COMPANIES (30.2%)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        SHARES          VALUE ($)
--------------------                                                        ------         -----------
Schwab Short-Term Bond Market Fund .......................................  107,330          1,065,785
Schwab Total Bond Market Fund ............................................  134,053          1,313,721
Schwab U.S. Treasury Money Market Fund ...................................  151,370            151,370
Vanguard Emerging Markets Stock Index Fund, Investor Shares ..............    5,151            108,428
Vanguard Energy Index Fund ...............................................   13,960            542,206
Vanguard Growth Index Fund, Admiral Shares................................    7,963            224,546
Vanguard Long-Term Bond Index Fund .......................................   94,029          1,085,100
Vanguard Pacific Stock Index Fund ........................................   32,685            385,027
Vanguard REIT Index Fund, Admiral Shares .................................    8,069            823,237
Vanguard Small-Cap Index Fund, Admiral Shares ............................    6,232            189,654
TOTAL INVESTMENT COMPANIES (COST $5,839,447) .............................                   5,889,074
                                                                                           -----------

TOTAL INVESTMENTS (COST $18,707,278) (a) - 94.7% .........................                  18,484,331
Other Assets in Excess of Liabilities - 5.3% .............................                   1,029,064
                                                                                           -----------
NET ASSETS - 100.0% ......................................................                 $19,513,395
                                                                                           ===========

--------------------------------------------------------------------------------
Percentages indicated are based on net assets.
*   Non-income producing security.
(a) Represents cost for financial reporting and for federal income tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized Appreciation ..................................................   $581,251
Unrealized Depreciation ..................................................   (804,198)
                                                                            ---------
Net Unrealized Depreciation ..............................................  ($222,947)
                                                                            =========

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                       GIANT 5 FUNDS TOTAL INVESTMENT SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2006 (Unaudited)

ASSETS:
Investments, at value (cost $23,848,469) ..........................                $23,347,586
Cash ..............................................................                    774,647
Interest and dividends receivable .................................                      5,034
Prepaid expenses ..................................................                     28,631
                                                                                   -----------
     Total Assets .................................................                 24,155,898

LIABILITIES:
Accrued expenses and other payables:
  Investment advisory .............................................        13,057
  Administration ..................................................         3,703
  Chief Compliance Officer ........................................           585
  Distribution ....................................................         3,313
  Transfer agent ..................................................           974
  Other ...........................................................           195
                                                                           ------
     Total Liabilities ............................................                     21,827
                                                                                   -----------

NET ASSETS ........................................................                $24,134,071
                                                                                   ===========

COMPOSITION OF NET ASSETS:
Capital ...........................................................                $24,606,748
Accumulated net investment loss ...................................                    (71,141)
Accumulated net realized gains from investment transactions .......                     99,347
Unrealized depreciation from investments ..........................                   (500,883)
                                                                                   -----------
NET ASSETS ........................................................                $24,134,071
                                                                                   ===========
Independence Shares Outstanding (no par value,
  unlimited number of authorized shares) ..........................                  1,649,693
                                                                                   ===========
Net Asset Value, Offering and Redemption
  Price per share .................................................                     $14.63
                                                                                   ===========

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period ended September 30, 2006 (a) (Unauditied)

INVESTMENT INCOME:
Dividends .........................................................                    $54,155
                                                                                     ---------
     TOTAL INVESTMENT INCOME ......................................                     54,155
                                                                                     ---------

EXPENSES:
  Investment advisory .............................................        $59,706
  Administration ..................................................         17,222
  Distribution ....................................................         15,149
  Accounting ......................................................            435
  Chief Compliance Officer ........................................          3,075
  Transfer Agent ..................................................          7,381
  Other ...........................................................         22,328
                                                                           -------
     NET EXPENSES .................................................                    125,296
                                                                                     ---------

NET INVESTMENT LOSS ...............................................                    (71,141)
                                                                                     ---------
NET REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Realized gains from investment transactions                                             99,347
Change in unrealized appreciation/depreciation from investments ...                   (500,883)
                                                                                     ---------
Net realized/unrealized gains from investments ....................                   (401,536)
                                                                                     ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ....................                  ($472,677)
                                                                                     =========

--------------------------------------------------------------------------------
(a) Fund commenced operations on May 1, 2006.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                       GIANT 5 FUNDS TOTAL INVESTMENT SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            For the period ended
                                                                           September 30, 2006 (a)
                                                                                (Unaudited)
                                                                           ----------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment loss ....................................................              $(71,141)
Realized gains from investment transactions ............................                99,347
Change in unrealized appreciation/depreciation from investments ........              (500,883)
                                                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........................              (472,677)
                                                                                   -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .........................................            24,651,760
   Cost of shares redeemed .............................................               (45,012)
                                                                                   -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................            24,606,748
                                                                                   -----------
CHANGE IN NET ASSETS ...................................................            24,134,071

NET ASSETS:
   Beginning of period .................................................                    --
                                                                                   -----------
   End of period .......................................................           $24,134,071
                                                                                   ===========
SHARE TRANSACTIONS:
   Issued ..............................................................             1,652,799
   Redeemed ............................................................                (3,106)
                                                                                   -----------
CHANGE IN SHARES .......................................................             1,649,693
                                                                                   ===========

ACCUMULATED NET INVESTMENT LOSS ........................................              $(71,141)
                                                                                   ===========

--------------------------------------------------------------------------------
(a) Fund commenced operations on May 1, 2006.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                       GIANT 5 FUNDS TOTAL INVESTMENT SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.

                                                                           For the period ended
                                                                          September 30, 2006 (a)
                                                                               (Unaudited)
                                                                          ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................................              $15.00
                                                                                 -----------

INVESTMENT ACTIVITIES:
   Net investment income (loss) ........................................               (0.04)
   Net realized and unrealized gains (losses) from investments .........               (0.33)
                                                                                 -----------
Total from investment activities .......................................               (0.37)
                                                                                 -----------

NET ASSET VALUE, END OF PERIOD .........................................              $14.63
                                                                                 ===========

TOTAL RETURN ...........................................................               (2.47%)(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................................             $24,134
   Ratio of expenses to average net assets .............................                1.40% (c)
   Ratio of net investment loss to average net assets ..................               (0.79%)(c)
   Portfolio turnover ..................................................                0.38% (b)

--------------------------------------------------------------------------------
(a) Fund commenced operations on May 1, 2006.
(b) Not annualized.
(c) Annualized.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                            GIANT 5 FUNDS TOTAL INDEX SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2006 (Unaudited)

ASSETS:
Investments, at value (cost $18,707,278) ...............................               $18,484,331
Cash ...................................................................                   987,212
Interest and dividends receivable ......................................                    49,535
Prepaid expenses & other assets ........................................                    22,857
                                                                                       -----------
   Total Assets ........................................................                19,543,935

LIABILITIES:
Payable for investments purchased ......................................    $12,955
Accrued expenses and other payables:
   Investment advisory .................................................     10,519
   Administration ......................................................      2,983
   Chief Compliance Officer ............................................        471
   Distribution ........................................................      2,669
   Transfer agent ......................................................        785
   Other ...............................................................        158
                                                                            -------
      Total Liabilities ................................................                    30,540
                                                                                       -----------

NET ASSETS .............................................................               $19,513,395
                                                                                       ===========
COMPOSITION OF NET ASSETS:
Capital ................................................................               $19,659,981
Undistributed net investment income ....................................                    76,361
Unrealized depreciation from investments ...............................                  (222,947)
                                                                                       -----------
NET ASSETS .............................................................               $19,513,395
                                                                                       ===========
Independence Shares Outstanding (no par value,
   unlimited number of authorized shares)...............................                 1,318,500
                                                                                       ===========
Net Asset Value, Offering and Redemption
   Price per share .....................................................                    $14.80
                                                                                       ===========

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period ended September 30, 2006 (a) (Unauditied)

INVESTMENT INCOME:
Dividends ..............................................................                  $178,701
                                                                                         ---------
      TOTAL INVESTMENT INCOME ..........................................                   178,701
                                                                                         ---------
EXPENSES:
   Investment advisory .................................................    $48,783
   Administration ......................................................     14,060
   Distribution ........................................................     12,378
   Accounting ..........................................................        356
   Chief Compliance Officer ............................................      2,511
   Transfer Agent ......................................................      6,026
   Other ...............................................................     18,226
                                                                            -------
      NET EXPENSES .....................................................                   102,340
                                                                                         ---------

NET INVESTMENT INCOME ..................................................                    76,361
                                                                                         ---------

NET REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Change in unrealized appreciation/depreciation from investments ........                  (222,947)
                                                                                         ---------
Net unrealized gains from investments ..................................                  (222,947)
                                                                                         ---------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........................                 $(146,586)
                                                                                         =========

--------------------------------------------------------------------------------
(a) Fund commenced operations on May 1, 2006.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                            GIANT 5 FUNDS TOTAL INDEX SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period ended
                                                                          September 30, 2006 (a)
                                                                               (Unaudited)
                                                                          ----------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ..................................................               $76,361
Change in unrealized appreciation/depreciation from investments ........              (222,947)
                                                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........................              (146,586)
                                                                                   -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .........................................            19,687,981
   Cost of shares redeemed .............................................               (28,000)
                                                                                   -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................            19,659,981
                                                                                   -----------
CHANGE IN NET ASSETS ...................................................            19,513,395

NET ASSETS:
   Beginning of period .................................................                    --
                                                                                   -----------
   End of period .......................................................           $19,513,395
                                                                                   ===========

SHARE TRANSACTIONS:
   Issued ..............................................................             1,320,410
   Redeemed ............................................................                (1,910)
                                                                                   -----------
CHANGE IN SHARES .......................................................             1,318,500
                                                                                   ===========

UNDISTRIBUTED NET INVESTMENT INCOME ....................................               $76,361
                                                                                   ===========

--------------------------------------------------------------------------------
(a) Fund commenced operations on May 1, 2006.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                            GIANT 5 FUNDS TOTAL INDEX SYSTEM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.

                                                                           For the period ended
                                                                          September 30, 2006 (a)
                                                                               (Unaudited)
                                                                          ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................................              $15.00
                                                                                 -----------

INVESTMENT ACTIVITIES:
   Net investment income ...............................................                0.06
   Net unrealized gains (losses) from investments ......................               (0.26)
                                                                                 -----------
Total from investment activities .......................................               (0.20)
                                                                                 -----------

NET ASSET VALUE, END OF PERIOD .........................................              $14.80
                                                                                 ===========

TOTAL RETURN ...........................................................               (1.33%)(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................................             $19,513
   Ratio of expenses to average net assets .............................                1.40% (c)
   Ratio of net investment income to average net assets ................                1.04% (c)
   Portfolio turnover ..................................................                   0% (b)

--------------------------------------------------------------------------------
(a) Fund commenced operations on May 1, 2006.
(b) Not annualized.
(c) Annualized.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                     September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION
     Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds").

     The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

     Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds. Each Fund offers two classes of shares: Independence Shares and Freedom Shares. Independence Shares and Freedom Shares are identical except as to distribution expenses borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. As of September 30, 2006, only Independence Shares have been issued.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     SECURITY VALUATION:
     The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

     As noted above, each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds' policies will be used in the daily calculation of the their net asset value per share ("NAV"), which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

     A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

     A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

     NEW ACCOUNTING PRONOUNCEMENTS:
     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

     INVESTMENT TRANSACTIONS AND RELATED INCOME:
     Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

                                 Continued
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                     September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

     EXPENSES:
     Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

     ORGANIZATION AND OFFERING EXPENSES:
     All costs incurred by the Trust in connection with the organization of the Funds, principally professional fees and printing, were paid on behalf of the Trust by the Funds' investment adviser, The Willis Group, Inc. and will not be borne by the Funds.

     Costs incurred in connection with the offering and initial registration of the Trust have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations.

     DIVIDENDS TO SHAREHOLDERS:
     Dividends from net investment income, if any, are declared and distributed annually for all Funds. Dividends from net realized gains, if any, are declared and distributed annually for all Funds.

     The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     FEDERAL INCOME TAXES:
     Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

     USE OF ESTIMATES:
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3.   RELATED PARTY TRANSACTIONS:
     INVESTMENT ADVISER:
     The Willis Group, Inc. (the "Adviser") serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.

     ADMINISTRATOR:
     BISYS Fund Services Ohio, Inc. (the "Administrator" or "BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as administrator of the Trust. The Trust and the Administrator have entered into a Master Services Agreement, under which the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of each Fund's activities. Under the terms of the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 10 basis points (0.10%) on the first $250 million in aggregate net assets of all Funds; 7 basis points (0.07%) of aggregate net assets of all Funds from over $250 million to %500 million; 5 basis points (0.05%) of aggregate net assets of all Funds from over $500 million to $750 million; 4 basis points (0.04%) of aggregate net assets of all Funds from over $750 million to $1 billion; and 3 basis points (0.03%) of aggregate net assets of all Funds in excess of $1 billion. The annual asset-based fee is subject to an annual minimum equal to the number of Funds multiplied by $65,000 and an annual additional per class fee of $5,000 per class in excess of one class. Under the Master Services Agreement, BISYS also serves as transfer agent and dividend disbursing agent to the Funds. BISYS is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on BISYS' transfer agency system, subject to an annual minimum of $20,000 per Fund. The amounts charged to the Funds for the services provided by BISYS are reported within the Statement of Operations.

     Certain officers of the Trust are employees of the Administrator.

     DISTRIBUTOR:
     The Trust has retained BISYS Fund Services Limited Partnership (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc. and an affiliate of the Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser. Fees for such distribution services are paid to the Distributor by the Adivser.

                                 Continued
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                     September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

     DISTRIBUTION PLAN:
     Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") with respect to its Independence Shares and Freedom Shares. Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay
     0.17 % and 0.42% of its average daily net assets attributable to its Independence Shares and Freedom Shares, respectively. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.

4.   PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of investment securities, excluding short-term securities for the period ended September 30, 2006, totaled:

FUND                                      PURCHASES                  SALES
----                                      ---------                  -----
Total Investment System                  $23,894,819              $ 50,000
Total Index System                        18,555,908                    --

     There were no purchases or sales of U.S. government securities for the period.

5.   CONTINGENCIES AND COMMITMENTS:
     In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

--------------------------------------------------------------------------------

SUPPLEMENTAL INFORMATION                          September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

     EXPENSE EXAMPLES:
     As a shareholder of the Giant 5 Funds, you incur ongoing costs, which include investment advisory fees, administration fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through September 30, 2006.

     ACTUAL EXPENSES:
     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                      Expenses Paid         Expense Ratio
                        Beginning Account       Ending Account        During Period*       During Period**
                          Value 5/1/06           Value 9/30/06        5/1/06-9/30/06       5/1/06-9/30/06
                        ----------------------------------------------------------------------------------
Investment System            $ 1,000.00             $ 975.30               $ 5.80                1.40%
Index System                 $ 1,000.00             $ 986.70               $ 5.83                1.40%

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
     The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds' actual expense ratios and an assumed rate of return of 5% peryear before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Expenses Paid          Expense Ratio
                       Beginning Account       Ending Account        During Period*        During Period**
                         Value 5/1/06           Value 9/30/06        5/1/06-9/30/06        5/1/06-9/30/06
                       -----------------------------------------------------------------------------------
Investment System          $ 1,000.00            $ 1,016.09              $ 5.91                1.40%
Index System               $ 1,000.00            $ 1,015.09              $ 5.91                1.40%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the period (153) divided by the number of days in the fiscal year (365).

--------------------------------------------------------------------------------

                         FREE YOURSELF AND LIVE A
                                       GIANT LIFE(TM)

OUR MISSION: Giant 5 Funds exists to free people to live Giant Lives. We have found that "the clutter of life" can keep you from ever living a Giant Life or discovering what it is. A Giant Life starts with knowing who you are and why you are here. It's choosing something bigger than you and being dedicated to seeing it succeed. A Giant Life is discovering that unique talent or ability that you have and using it to better yourself and the world.

For many, their financial world can become the single greatest distraction to living a Giant Life. Our Total Investment System(TM) (FIVEX) and Total Index System(TM) (INDEX) are designed to help you peel off a few layers of complexity so that you can reserve your time and your money for the things you value in life the most. We believe you should be free. Free to live your Giant Life.

OUR FUNDS: The Total Investment System(TM) (FIVEX) and The Total Index System(TM) (INDEX) are no-load fund of funds that use a global investment strategy among the 5 Essential Themes - the market sectors that affect your pocketbook and the world's pocketbook today and tomorrow. We provide a one-step diversified portfolio and utilize the talents of the managers we believe are the best in the world, irrespective of what firm they work for, who all have one focus in mind - you.

OUR CULTURE: Giant 5 Funds is a company where the best idea wins, bureaucrats are unwelcome, performance is recognized, and complacency is not an option. We hire the smartest people we can find and free them to do what they are best at. Our team members create positive environments wherever they go and they always look for ways to improve everything around them.

                                 WWW.GIANT5.COM

          Funds distributed by BISYS Fund Services Limited Partnership
                      3435 Stelzer Road, Columbus, OH 43219
                              (C) 2006 Giant 5 Funds
                                                                           11/06

ITEM 2. CODE OF ETHICS.

    Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Giant 5 Funds
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Michael G. Willis
                         -------------------------------------------------------
                          Michael G. Willis, President
Date   December 7, 2006
    --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael G. Willis
                         -------------------------------------------------------
                          Michael G. Willis, President
Date   December 7, 2006
    --------------------------------

By (Signature and Title)* /s/ Ryan Hickey
                         -------------------------------------------------------
                          Ryan Hickey, Treasurer
Date   December 7, 2006
    --------------------------------

* Print the name and title of each signing officer under his or her signature.